Stock- Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of grants of restricted stock to certain officers, key employees and non-employee directors
Restricted stock granted (in shares)	201,412	172,406	301,856
Restricted Stock [Member]
Summary of grants of restricted stock to certain officers, key employees and non-employee directors
Restricted stock granted (in shares)	201,412	172,406	301,856
Weighted-average fair value of restricted stock granted during the year (in usd per share)	191.60	163.63	99.47